Lease liabilities	12 Months Ended
Dec. 31, 2022
Lease liabilities [abstract]
Lease liabilities
22	Lease liabilities
See accounting policy in note 36(M).
The following table shows the remaining contractual maturities of the Group’s lease liabilities at the end of the reporting periods:

	2022 $	2021 $
Within 1 year	2,882,933	1,666,978

After 1 year but within 2 years	1,464,200	1,191,547
After 2 years but within 5 years	1,294,278	1,298,897
After 5 years	1,004,752	1,109,788

	3,763,230	3,600,232

Total	6,646,163	5,267,210